Capital stock - Retained Earnings (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Capital [Abstract]
Amount	$ 241,902,323	$ 223,346,346	$ 316,637,512	$ 243,624,754	$ 173,942,373	$ 66,956,082	$ 134,610,709	$ 93,060,330
Reinvested earnings	241,902,323	223,346,346	316,637,512	243,624,754	173,942,373	66,956,082	134,610,709	93,060,330
Distributed earnings	0	0	0	0	0	0	63,705,615	93,060,330
Amount that may be subject to withholding	241,902,323	223,346,346	316,637,512	243,624,754	173,942,373	66,956,082	70,905,094	0
Amount not subject to withholding	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0